SEMI-ANNUAL
                                     REPORT
                               DECEMBER 31, 2000





                                                                          THE
                                                                 [LOGO] ADVOCACY
                                                                          FUND



                         [LOGO IN BACKGROUND OF FLOWER]
                     [MOTTO - INVESTING FOR A BETTER WORLD]

                                TABLE OF CONTENTS

    ------------------------------------------------------------------------


 A Message to Our Shareholders.................................................2

 Schedule of Investments ......................................................5

 Statement of Assets and Liabilities...........................................7

 Statement of Operations.......................................................8

 Statement of Changes in Net Assets............................................9

 Financial Highlights.........................................................10

 Notes to Financial Statements................................................11


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THE ADVOCACY FUND

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholders,

Welcome to the first semi-annual report of The Advocacy Fund. This letter, and the ones that will follow each six months, will review the performance of the Fund, the external market environment, our outlook for the future, and the landscape of corporate social performance.

During its first four months of operation, several important factors affected the Fund.

o High levels of stock-specific risk, as the Fund established its portfolio during its first month of existence;

o Sharp declines in all equity markets, led by the technology sectors, as market valuations contracted toward more reasonable levels;

o Increased market volatility; and

o Renewed investor interest in "old economy" stocks.

FUND PERFORMANCE (CUMULATIVE TOTAL RETURN):*

----------------------------------------- ------------------- -----------------
                                          9/30/2000 to        Inception to
                                          12/31/2000          12/31/2000
----------------------------------------- ------------------- -----------------
----------------------------------------- ------------------- -----------------
The Advocacy Fund                               -9.02%            -15.30%
----------------------------------------- ------------------- -----------------
----------------------------------------- ------------------- -----------------
Lipper Large Cap Core Median                    -9.62%            -14.62%
----------------------------------------- ------------------- -----------------
----------------------------------------- ------------------- -----------------
S&P 500 Index                                   -7.82%            -12.87%
----------------------------------------- ------------------- -----------------

Since its inception on September 1, 2000, we worked to invest the initial assets of the Fund and to build a diversified, large-capitalization portfolio that broadly reflects the overall characteristics of the market. As we built the portfolio, we incurred a higher than normal amount of stock-specific risk, as the small initial size of the portfolio limited the number of stocks that could be purchased without incurring excessive trading costs. As the period progressed, we continued to expand and develop the portfolio, reaching our target of 45 companies held at the end of the quarter. The Fund performed better for the fourth quarter than the median of the Large Cap Core peer group as measured by Lipper Inc. Consistent with the overall trends in the market, The Advocacy Fund returns for the period since inception reflect poor results in the technology sector, offset by better results in healthcare and consumer staples.

Fund holdings that did particularly well during the quarter include CVS Corp., the nation's largest drugstore chain; Sysco, the leading supplier to the restaurant and food service industries; Fannie Mae, the leader in providing credit to the secondary mortgage market; and Merck, a major pharmaceutical company, which benefited from an industry-wide rally in drug stocks in anticipation of relaxed Federal interest in drug prices during the prospective Bush Administration. Throughout the quarter, as technology stock prices fell, we added to our holdings, purchasing such industry-leading companies as Oracle, Cisco Systems, Sun Microsystems, and Intel. We believe that these companies will prove to be solid long-term holdings, and that their low current prices do not reflect their growth potential.


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                                                               THE ADVOCACY FUND

                                                   A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Outside of the technology sector, disappointments during the period included Best Buy, which declined upon news that other retailers had suffered poor sales, and Chase Manhattan, which dropped after announcing a merger with J. P. Morgan.

MARKET FACTORS. After spending much of 2000 worrying about inflationary fears from an overheated economy, in the fourth quarter investors rapidly shifted the focus of their concern to a slowing economy. This dramatic shift in investor confidence created a significant increase in market volatility, particularly in the Nasdaq market. During the fourth quarter, the Nasdaq Index rose or declined more than 3% on 41% of the trading days; while during August and September, the index moved up or down more than 3% on just 7% of the trading days. In the technology sector, companies began warning of pending earnings disappointments, first leading to sharp sell-offs in start-up dot-com companies, which then triggered price declines for larger and more established technology companies. Though dot-com technology and communication companies comprise a relatively small part of the economy, they have nonetheless been significant customers for more established technology companies.

As technology valuations contracted, indices of the overall market declined, some sharply. In addition to the increased volatility noted above, the Nasdaq
Index, home to many of the "new economy" companies, lost 41% of its value between September 1 and December 31, 2000. As the fourth quarter rolled on, stock market losses and concerns about the economy began to affect consumer behavior negatively: faced with a less certain future, many shoppers put away their credit cards and hunkered down. In the week following Christmas several retail chains filed for bankruptcy, unable to compete in an environment characterized by excess capacity and a weakening consumer. Although some retailers managed to eke out small sales gains for the year, slowing sales forced the entire retail sector to discount prices more than usual. While consumer demand for new computers and DVD players slowed, demand for food and health care remained steady, and the forgotten firms of the old economy performed quite respectably.

Concerned about the rapidly slowing economy, the Federal Reserve held a rare emergency meeting on January 3, 2001 and announced an immediate 1/2% cut in the Federal Funds rate, followed by an additional 1/4% cut in the discount rate the next day. These cuts were followed by additional 1/2% cuts in both the Federal Funds rate and the discount rate at the Federal Reserve's regular meeting on January 31. We view these interest rate cuts and the Federal Reserve's willingness to take decisive action as very positive for the stock market outlook.

SOCIAL CHANGE. During its first year, The Advocacy Fund's social change efforts will be focused on dialogue with companies rather than shareholder resolutions, in order to establish a working relationship with the companies whose policies we hope to change. At the same time, the Fund's adviser, TRILLIUM ASSET MANAGEMENT, will be co-filing shareholder resolutions at companies included in the Fund's portfolio, including an equal employment opportunity disclosure resolution at the Bank of America, a resolution asking BP Amoco to forgo oil and natural gas development in the Arctic National Wildlife Refuge, and a resolution at Citigroup concerning the predatory lending practices of Citigroup's recent acquisition, Associates First Capital.


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--------------------------------------------------------------------------------
THE ADVOCACY FUND

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

The Fund is not yet eligible to file shareholder resolutions, since the Securities and Exchange Commission's regulations governing the filing of shareholder resolutions require that any filer have held the stock for more than one year prior to the filing date. We anticipate filing our first resolutions in the Fall of 2001 for the Spring 2002 proxy-voting season.

We are proud to be one of a small group of mutual funds pledged to disclose publicly our proxy votes on behalf of shareholders in the Fund. Our proxy votes and proxy voting policy will be reported on the Fund's website.

--------------------------

* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S RETURN ASSUMES THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. FOR THE PERIOD REPORTED, SOME OF THE FUND'S FEES AND EXPENSES WERE WAIVED; OTHERWISE, TOTAL RETURN WOULD HAVE BEEN LOWER.

THE LIPPER AVERAGES ARE COMPILED BY LIPPER INC. AN INDEPENDENT MUTUAL FUND RESEARCH AND RATING SERVICE. EACH LIPPER AVERAGE REPRESENTS A UNIVERSE OF FUNDS THAT ARE SIMILAR IN INVESTMENT OBJECTIVE. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF DECEMBER 31, 2000, AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.


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

--------------------------------------------------------------------------------
                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (unaudited)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCK - 93.5%

SHARES   SECURITY DESCRIPTION                                            VALUE
------------------------------------------------------------------------------
BASIC INDUSTRIES - 1.8%
  200    Ecolab, Inc.                                              $     8,638
                                                                   -----------

CAPITAL GOODS/ENVIRONMENTAL - 5.1%
  200    Illinois Tool Works, Inc.                                      11,912
  100    Minnesota Mining & Manufacturing Co.                           12,050
                                                                   -----------
                                                                        23,962
                                                                   -----------

COMMUNICATION SERVICES - 5.8%
  350    Qwest Communications International, Inc. +                     14,350
  125    SBC Communications, Inc.                                        5,969
  200    Vodafone Group Plc                                              7,162
                                                                   -----------
                                                                        27,481
                                                                   -----------

CONSUMER CYCLICALS - 7.0%
  300    Best Buy Co., Inc. +                                            8,869
  250    McGraw-Hill Cos., Inc.                                         14,656
  225    RadioShack Corp.                                                9,633
                                                                   -----------
                                                                        33,158
                                                                   -----------

CONSUMER STAPLES - 8.5%
  175    CVS Corp.                                                      10,489
  400    Kroger Co. +                                                   10,825
  200    PepsiCo, Inc.                                                   9,913
  300    SYSCO Corp.                                                     9,000
                                                                   -----------
                                                                        40,227
                                                                   -----------

ENERGY - 8.5%
  150    Apache Corp.                                                   10,509
  200    Helmerich & Payne, Inc.                                         8,775
  250    Noble Drilling Corp. +                                         10,859
  125    Schlumberger Ltd.                                               9,992
                                                                   -----------
                                                                        40,135
                                                                   -----------

FINANCIAL SERVICES - 17.4%
  150    American Express Co.                                            8,241
  160    American International Group, Inc.                             15,770
  300    Bank of America Corp.                                          13,762
  300    Chase Manhattan Corp. +                                        13,631
  300    Citigroup, Inc.                                                15,319
  175    Fannie Mae                                                     15,182
                                                                   -----------
                                                                        81,905
                                                                   -----------

HEALTH CARE - 12.2%
   75    Baxter International, Inc.                                      6,623
  150    Elan Corp. Plc +                                                7,022
  125    Johnson & Johnson                                              13,133
  150    Medtronic, Inc.                                                 9,056
  100    Merck & Co., Inc.                                               9,363
  200    UnitedHealth Group, Inc.                                       12,275
                                                                   -----------
                                                                        57,472
                                                                   -----------


See Notes to Financial Statements.


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--------------------------------------------------------------------------------
THE ADVOCACY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (unaudited)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCK - 93.5%

SHARES   SECURITY DESCRIPTION                                            VALUE
------------------------------------------------------------------------------

TECHNOLOGY - 21.0%
  425    ADC Telecommunications, Inc. +                                  7,703
  425    Altera Corp. +                                                 11,183
  200    Analog Devices, Inc. +                                         10,238
  500    Atmel Corp. +                                                   5,812
  300    Cisco Systems, Inc. +                                          11,475
  150    Compaq Computer Corp.                                           2,257
  125    EMC Corp.                                                       8,312
  350    Intel Corp.                                                    10,588
   25    International Business Machines Corp.                           2,125
  220    Microsoft Corp. +                                               9,570
  400    Oracle Corp. +                                                 11,625
  300    Sun Microsystems, Inc. +                                        8,363
                                                                   -----------
                                                                        99,251
                                                                   -----------

 TRANSPORTATION - 0.9%
   75    United Parcel Service, Inc.                                     4,411
                                                                   -----------

UTILITIES - 5.3%
  175    AES Corp. +                                                     9,691
  150    IDACORP, Inc.                                                   7,359
  125    National Fuel Gas Co.                                           7,867
                                                                   -----------
                                                                        24,917
                                                                   -----------

Total Common Stock (Cost $469,009)                                     441,557
                                                                   -----------

SHORT-TERM INVESTMENTS - 5.1%


CASH MANAGEMENT ACCOUNTS - 5.1%
23,910   PAX World Money Market Fund (Cost $23,910)                     23,910
                                                                   -----------

Total Investments in Securities (Cost $492,919) - 98.6%            $   465,467
Other Assets and Liabilities, Net - 1.4%                                 6,448
                                                                   -----------
Total Net Assets - 100.0%                                          $ 471,915
                                                                   ===========




--------------------------------
+ Non-income producing security.


See Notes to Financial Statements.


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                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS
   Total investments, at value (Cost $492,919) (Note 2)            $   465,467
   Cash                                                                  7,264
   Receivable from Adviser (Note 3)                                     45,630
   Interest, dividends and other receivables                               405
                                                                   -----------

Total Assets                                                           518,766
                                                                   -----------

LIABILITIES
   Payable to administrator (Note 3)                                     4,177
   Accrued expenses and other liabilities                               42,674
                                                                   -----------

Total Liabilities                                                       46,851
                                                                   -----------
NET ASSETS                                                         $   471,915
                                                                   ===========

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $   500,604
   Undistributed net investment loss                                      (151)
   Accumulated net realized loss from investments                       (1,086)
   Unrealized depreciation of investments                              (27,452)
                                                                   -----------
NET ASSETS                                                         $   471,915
                                                                   ===========

SHARES OF BENEFICIAL INTEREST                                           55,706

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $      8.47









See Notes to Financial Statements.


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--------------------------------------------------------------------------------
THE ADVOCACY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
PERIOD ENDED DECEMBER 31, 2000 (a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                  $       459
  Dividend income                                                          611
                                                                   -----------
Total Investment Income                                                  1,070
                                                                   -----------
EXPENSES
  Investment Advisory (Note 3)                                             529
  Administration (Note 3)                                                4,177
  Transfer Agency (Note 3)                                               7,908
  Custody (Note 3)                                                       1,133
  Legal                                                                  1,288
  Trustees                                                                   3
  Compliance                                                             8,640
  Accounting (Note 3)                                                   11,611
  Audit                                                                  8,600
  Miscellaneous                                                          3,491
                                                                   -----------
Total Expenses                                                          47,380
  Fees waived and expenses reimbursed (Note 4)                         (46,159)
                                                                   -----------
Net Expenses                                                             1,221
                                                                   -----------
NET INVESTMENT LOSS                                                       (151)
                                                                   -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                      (1,086)
  Net change in unrealized depreciation of investments                 (27,452)
                                                                   -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                        (28,538)
                                                                   -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (28,689)
                                                                   ===========




----------------------------------------------
(a) Commenced operations on September 1, 2000.


See Notes to Financial Statements.


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--------------------------------------------------------------------------------
                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
PERIOD ENDED DECEMBER 31, 2000 (a)
--------------------------------------------------------------------------------

OPERATIONS
  Net investment loss                                              $      (151)
  Net realized loss on investments                                      (1,086)
  Net change in unrealized depreciation of investments                 (27,452)
                                                                   -----------
Net Decrease in Net Assets from Operations                             (28,689)
                                                                   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income on investments                                       -
                                                                   -----------

CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                       500,644
  Redemption of shares                                                     (40)
                                                                   -----------
Net Increase from Capital Transactions                                 500,604
                                                                   -----------

Net Increase in Net Assets                                             471,915
                                                                   -----------
NET ASSETS
  Beginning of Period                                                        -
  End of Period (A)                                                $   471,915
                                                                   ===========
SHARE TRANSACTIONS
  Sale of shares                                                        55,710
  Redemption of shares                                                      (4)
                                                                   -----------
Net Increase in Shares                                                  55,706
                                                                   ===========

(A) Undistributed Net Investment Loss                              $      (151)
                                                                   ===========




---------------------------------------------
(a) Commenced operations on September 1, 2000.


See Notes to Financial Statements.


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--------------------------------------------------------------------------------
THE ADVOCACY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (unaudited)
PERIOD ENDED DECEMBER 31, 2000 (a)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.

NET ASSET VALUE, Beginning of Period                                    $10.00
                                                                   -----------

OPERATIONS
  Net investment loss                                                        -
  Net realized and unrealized loss on investments                        (1.53)
                                                                   -----------
Total from Operations                                                     1.53)
                                                                   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                      -
                                                                   -----------

NET ASSET VALUE, End of Period                                           $8.47
                                                                   ===========

TOTAL RETURN                                                            (15.30%)

RATIO/SUPPLEMENTARY DATA
Net assets at end of period (000's omitted)                               $472
Ratios to average net assets
   Expenses, including waiver of fees (b)                                 1.50%
   Expenses, excluding waiver of fees (b)                                58.23%
   Net investment loss, including waiver of fees (b)                     (0.19%)

PORTFOLIO TURNOVER RATE                                                      7%




---------------------------------------------
(a)  Commenced operations on September 1, 2000.
(b)  Annualized.

See Notes to Financial Statements.


10             -----------------------------------------------------------------

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--------------------------------------------------------------------------------
                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to The Advocacy Fund, a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on September 1, 2000 and is devoted to making socially responsible investments. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.


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

--------------------------------------------------------------------------------
THE ADVOCACY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The investment adviser for the Fund is Trillium Asset Management Corporation (the "Adviser"), originally founded in 1982. The Adviser has been owned by its employees since inception. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.65% of the Fund's average daily net assets.

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee of $24,000 per year and 0.05% of the average daily net assets of the Fund for the first $1 billion of Fund assets.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund an annual fee of $24,000, plus an annual shareholder account fee of $24 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Fund under which the Trust may reimburse FFS for the distribution expenses incurred by FFS or its agents on behalf of the Fund up to 0.25% of the average daily net assets of the Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for the Fund.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000, plus certain amounts based upon the asset level of the Fund as well as the number and types of portfolio transactions made by the Fund. The custodian is Forum Trust, LLC, to which the Fund pays an annual maintenance fee of $3,600, plus 0.01% of the Fund average daily net assets and certain other transactional fees.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser contractually waived $529 in fees and reimbursed certain expenses totaling $45,630 for the period from September 1, 2000 to December 31, 2000.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the period September 1, 2000 to December 31, 2000, were $487,534 and $17,439, respectively.




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









                               INVESTMENT ADVISER
                     TRILLIUM ASSET MANAGEMENT CORPORATION
                              711 Atlantic Avenue
                          Boston, Massachusetts 02111


                                  DISTRIBUTOR
                            FORUM FUND SERVICES, LLC
                              Two Portland Square
                             Portland, Maine 04101


                                 TRANSFER AGENT
                        FORUM SHAREHOLDER SERVICES, LLC
                              Two Portland Square
                             Portland, Maine 04101



               This report is authorized for distribution only to
                shareholders and others who have received a copy
                           of the Fund's prospectus.



                                      THE
                               [LOGO] ADVOCACY
                                      FUND
                               The Advocacy Fund
                              Two Portland Square
                             Portland, Maine 04101
                                  800-448-0974